DISCONTINUED OPERATIONS (Schedule of net cash flows Double Grow) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2016
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Operating activities	¥ (7,527)	¥ (14,746)		¥ (28,269)
Investing activities	9,372	2,868		(4,936)
Financing activities	(13,813)	12,630		5,581
Net cash (outflows)/inflows	¥ (11,968)	¥ 752		(27,624)
Discontinued operation of Double Grow [Member]
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Operating activities			¥ (5,796)	(11,879)
Investing activities			(5,823)	(4,453)
Financing activities			10,173	5,915
Net foreign exchange difference			(100)	303
Net cash (outflows)/inflows			¥ (1,546)	¥ (10,114)